LOSS PER SHARE	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
LOSS PER SHARE

14.	LOSS PER SHARE

The following is a reconciliation for the calculation of basic and diluted loss per share for the three and six months ended December 25, 2021 and December 26, 2020:

	Three Months Ended		Six Months Ended
	December 25,	December 26,	December 25,	December 26,
	2021	2020	2021	2020
Net Loss from Continuing Operations Attributable to Shareholders of MedMen Enterprises Inc.	$(13,535)	$(43,306)	$(62,418)	$(58,977)
Less Deemed Dividend - Down Round Feature of Warrants	-	(1,481)	-	(6,364)

Net Loss from Continuing Operations Available to Shareholders of MedMen Enterprises Inc.	(13,535)	(44,787)	(62,418)	(65,341)
Net Loss from Discontinued Operations	(5,492)	(6,390)	(11,939)	(12,639)

Total Net Loss	$(19,027)	$(51,177)	$(74,357)	$(77,980)

Weighted-Average Shares Outstanding - Basic and Diluted	1,198,515,279	482,903,106	1,070,605,666	452,806,117

Loss Per Share - Basic and Diluted:

From Continuing Operations Attributable to Shareholders of MedMen Enterprises Inc.	$(0.01)	$(0.09)	$(0.06)	$(0.14)

From Discontinued Operations Attributable to Shareholders of MedMen Enterprises Inc.	$0.00	$(0.01)	$(0.01)	$(0.03)

Diluted loss per share is the same as basic loss per share as the issuance of shares on the exercise of convertible debentures, LTIP share units, warrants and share options is anti-dilutive.

Medmen Enterprises Inc. [Member]
LOSS PER SHARE

22. LOSS PER SHARE

The following is a reconciliation for the calculation of basic and diluted loss per share for the years ended June 26, 2021 and June 27, 2020:

	2021	2020

Net Loss from Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$(111,993,197)	$(177,313,705)
Less Deemed Dividend - Down Round Feature of Warrants	(6,364,183)	-

Net Loss from Continuing Operations Available to Shareholders of MedMen Enterprises, Inc.	(118,357,380)	(177,313,705)
Net Loss from Discontinued Operations	(12,152,328)	(69,950,677)

Total Net Loss	$(130,509,708)	$(247,264,382)

Weighted-Average Shares Outstanding - Basic and Diluted	530,980,011	270,418,842

Loss Per Share - Basic and Diluted:

From Continuing Operations Attributable to Shareholders of MedMen Enterprises Inc.	$(0.22)	$(0.66)

From Discontinued Operations Attributable to Shareholders of MedMen Enterprises Inc.	$(0.02)	$(0.26)

Diluted loss per share is the same as basic loss per share as the issuance of shares on the exercise of convertible debentures, LTIP share units, warrants and share options is anti-dilutive.